Income Taxes	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Income Taxes [Text Block]

20. Income Taxes

a) Provision for Income Taxes

The following table reconciles the income tax provision from the expected income tax amount based on the statutory rates to the amount recognized in the statements of comprehensive loss:

	August 31, 2019	August 31, 2018	August 31, 2017

Net loss for the year before income taxes	$3,541,011	$3,458,976	$3,674,789
Combined Canadian federal and provincial tax rate	25.0%	25.1%	25.0%

Expected income tax recovery at statutory rates	885,253	868,203	918,697
Share based compensation	(19,711)	(37,620)	(45,777)
Non-deductible financing transaction costs	(20,074)	(89,678)	(90,372)
Other non-deductible expenses	(736)	(2,864)	(6,708)
CEE incurred applied to flow-through shares	(179,086)	(476,559)	(563,796)
Amortization of flow-through share premium	154,676	218,232	317,468
Non-taxable (non-deductible) change in fair value warrants of financial instruments	(62,434)	6,706	50,456
Losses and other deductions for which no benefit has been recognized	(603,212)	(268,188)	(262,500)

Deferred income tax recoveries	$154,676	$218,232	$317,468

b) Income Tax Effect of Temporary Differences Recognized

 The tax effects of temporary differences recognized as at August 31, 2019 and August 31, 2018 are as follows:

	August 31, 2019		August 31, 2018
Deferred income tax assets
Exploration and evaluation assets	$4,721,336		$4,647,258
Scientific research and experimental developmental expenditures	5,424,332		5,527,640
	10,145,668		10,174,898
Deferred income tax liabilities
Property plant and equipment	(10,145,668	)(1)	(10,174,898)

Net deferred income tax assets	$-		$-

(1) Included the deferred income tax liability related to the carrying amount of Asset Held for Sale.

c) Income Tax Temporary Differences Not Recognized

 The deductible income tax temporary differences that have not been recognized as deferred income tax assets as at August 31, 2019 and August 31, 2018 are as follows:

	August 31, 2019	August 31, 2018

Non-capital loss carryforwards	$35,630,141	$33,460,535
Scientific research and experimental developmental expenditures	5,670,428	5,345,287
Share issuance costs	458,359	781,253
Capital loss carry forwards	2,294,535	2,294,535

Deductible temporary differences not recognized	$44,053,463	$41,881,610

The Company also has non-refundable investment tax credit carry forwards of $5,701,467 (2018 - $5,773,473), which has not been recognized as a deferred income tax asset.

d) Non-Capital Losses

The Company has non-capital losses carried forward of approximately $33,963,000 (2018 - $31,793,000, 2017 - $26,424,000) available to reduce future years' Canadian taxable income. These losses will expire as follows:

2026	$ 156,000
2027	232,000
2028	847,000
2029	914,000
2030	1,584,000
2031	3,050,000
2032	3,601,000
2033	4,151,000
2034	4,211,000
2035	4,397,000
2036	3,008,000
2037	2,805,000
2038	2,837,000
2039	2,170,000

 The Company also has net operating losses of approximately $1,668,000 (2018 - $1,668,000, 2017 - $1,668,000) to reduce future years' U.S. taxable income. These losses will expire as follows:

2031	$ 5,000
2032	2,000
2033	3,000
2034	1,658,000

e) Capital Losses

 The Company has capital losses carried forward of approximately $2,295,000 (2018 - $2,295,000, 2017 - $2,295,000) available to reduce future years' Canadian taxable capital gains.